Other information about investments - Joint arrangements and associates - Refining Marketing and Chemical (Details)	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 GHS (GH₵)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 EGP (ج.م.)	Dec. 31, 2019 TND (د.ت)	Dec. 31, 2019 VEF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Joint arrangements and associates
Share capital										€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital										4,005,358,876	€ 4,005,358,876
Refining & Marketing | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Arezzo Gas SpA (†)
Registered office	Arezzo
Country of operation	Italy
Share capital										394,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate One [Member] | Eni Fuel SpA [Member]
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	CePIM Centro Padano Interscambio Merci SpA
Registered office	Fontevivo (PR)
Country of operation	Italy
Share capital										6,642,928.32
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	55.22%
Refining & Marketing | Italy | Joint Arrangement Or Associate Two [Member] | Ecofuel SpA [Member]
Joint arrangements and associates
% Ownership	44.78%
Refining & Marketing | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Consorzio Operatori GPL di Napoli
Registered office	Napoli
Country of operation	Italy
Share capital										102,000
Consolidation or valuation method	Co.
Refining & Marketing | Italy | Joint Arrangement Or Associate Three [Member] | Eni Fuel SpA [Member]
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Costiero Gas Livorno SpA(†)
Registered office	Livorno
Country of operation	Italy
Share capital										26,000,000
% Equity ratio	65.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Italy | Joint Arrangement Or Associate Four [Member] | Eni Fuel SpA [Member]
Joint arrangements and associates
% Ownership	65.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	35.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Disma SpA
Registered office	Segrate (MI)
Country of operation	Italy
Share capital										2,600,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Five [Member] | Eni Fuel SpA [Member]
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Livorno LNG Terminal SpA
Registered office	Livorno
Country of operation	Italy
Share capital										200,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Six [Member] | Costiero Gas Liv SpA [Member]
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Porto Petroli di Genova SpA
Registered office	Genova
Country of operation	Italy
Share capital										2,068,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	59.50%
Refining & Marketing | Italy | Joint Arrangement Or Associate Seven [Member] | Ecofuel SpA [Member]
Joint arrangements and associates
% Ownership	40.50%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Raffineria di Milazzo ScpA(†)
Registered office	Milazzo (ME)
Country of operation	Italy
Share capital										171,143,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Italy | Joint Arrangement Or Associate Eight [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Seram SpA
Registered office	Fiumicino (RM)
Country of operation	Italy
Share capital										852,000
Consolidation or valuation method	Co.
Refining & Marketing | Italy | Joint Arrangement Or Associate Nine [Member] | ENI SpA
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Sigea Sistema Integrato Genova Arquata SpA
Registered office	Genova
Country of operation	Italy
Share capital										3,326,900
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	65.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Ten [Member] | Ecofuel SpA [Member]
Joint arrangements and associates
% Ownership	35.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	Società Oleodotti Meridionali - SOM SpA(†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital										3,085,000
% Equity ratio	70.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Italy | Joint Arrangement Or Associate Eleven [Member] | ENI SpA
Joint arrangements and associates
% Ownership	70.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Eleven [Member] | Third parties
Joint arrangements and associates
% Ownership	30.00%
Refining & Marketing | Italy | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	Termica Milazzo Srl(†)
Registered office	Milazzo (ME)
Country of operation	Italy
Share capital										100,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Italy | Joint Arrangement Or Associate Twelve [Member] | Raff. Milazzo ScpA [Member]
Joint arrangements and associates
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	Abu Dhabi Oil Refining Company (TAKREER)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | $									$ 500,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Eni Abu Dhabi R&T BV [Member]
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	ADNOC Global Trading Ltd
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | $									$ 1,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Eni Abu Dhabi R&T BV [Member]
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	AET - Raffineriebeteiligungs gesellschaft mbH(†)
Registered office	Schwedt (Germany)
Country of operation	Germany
Share capital										27,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Eni Deutsch GmbH [Member]
Joint arrangements and associates
% Ownership	33.33%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	Bayernoil Raffineriegesellschaft mbH(†)
Registered office	Vohburg (Germany)
Country of operation	Germany
Share capital										10,226,000
% Equity ratio	20.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Eni Deutsch GmbH [Member]
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member]
Joint arrangements and associates
Company name	City Carburoil SA(†)
Registered office	Rivera (Switzerland)
Country of operation	Switzerland
Share capital | SFr				SFr 6,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.09%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Eni Suisse SA [Member]
Joint arrangements and associates
% Ownership	49.91%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member]
Joint arrangements and associates
Company name	Egyptian International Gas Technology Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.						ج.م. 100,000,000
Consolidation or valuation method	Co.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Eni International BV
Joint arrangements and associates
% Ownership	40.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member]
Joint arrangements and associates
Company name	ENEOS Italsing Pte Ltd
Registered office	Singapore (Singapore)
Country of operation	Singapore
Share capital | $					$ 12,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Third parties
Joint arrangements and associates
% Ownership	77.50%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Eni International BV
Joint arrangements and associates
% Ownership	22.50%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member]
Joint arrangements and associates
Company name	Fuelling Aviation Services GIE
Registered office	Tremblay en France (France)
Country of operation	France
Share capital										1
Consolidation or valuation method	Co.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Eni France Sarl [Member]
Joint arrangements and associates
% Ownership	25.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member]
Joint arrangements and associates
Company name	Mediterranée Bitumes SA
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت							د.ت 1,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Third parties
Joint arrangements and associates
% Ownership	66.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Eni International BV
Joint arrangements and associates
% Ownership	34.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member]
Joint arrangements and associates
Company name	Routex BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital										67,500
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Eni International BV
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member]
Joint arrangements and associates
Company name	Saraco SA
Registered office	Meyrin (Switzerland)
Country of operation	Switzerland
Share capital | SFr				SFr 420,000
Consolidation or valuation method	Co.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Eni Suisse SA [Member]
Joint arrangements and associates
% Ownership	20.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member]
Joint arrangements and associates
Company name	Supermetanol CA(†)
Registered office	Jose Puerto La Cruz (Venezuela)
Country of operation	Venezuela
Share capital |								120.867
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Third parties
Joint arrangements and associates
% Ownership	35.42%
% Equity ratio	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Ecofuel SpA [Member]
Joint arrangements and associates
% Ownership	34.51%
% Equity ratio	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Supermetanol CA [Member]
Joint arrangements and associates
% Ownership	30.07%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member]
Joint arrangements and associates
Company name	TBG Tanklager Betriebsgesellschaft GmbH(†)
Registered office	Salzburg (Austria)
Country of operation	Austria
Share capital										43,603.70
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Eni Market A GmbH [Member]
Joint arrangements and associates
% Ownership	50.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member]
Joint arrangements and associates
Company name	Weat Electronic Datenservice GmbH
Registered office	Düsseldorf (Germany)
Country of operation	Germany
Share capital										409,034
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Refining & Marketing | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Eni Deutsch GmbH [Member]
Joint arrangements and associates
% Ownership	20.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member]
Joint arrangements and associates
Company name	Brindisi Servizi Generali Scarl
Registered office	Brindisi
Country of operation	Italy
Share capital										1,549,060
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	21.90%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	49.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	20.20%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | EniPower SpA [Member]
Joint arrangements and associates
% Ownership	8.90%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member]
Joint arrangements and associates
Company name	IFM Ferrara ScpA
Registered office	Ferrara
Country of operation	Italy
Share capital										5,270,466
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	57.98%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | S.E.F. Srl [Member]
Joint arrangements and associates
% Ownership	10.70%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	19.74%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	11.58%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member]
Joint arrangements and associates
Company name	Matrìca SpA(†)
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital										37,500,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member]
Joint arrangements and associates
Company name	Novamont SpA
Registered office	Novara
Country of operation	Italy
Share capital										13,333,500
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	25.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member]
Joint arrangements and associates
Company name	Priolo Servizi ScpA
Registered office	Melilli (SR)
Country of operation	Italy
Share capital										28,100,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Third parties
Joint arrangements and associates
% Ownership	62.28%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	33.11%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	4.61%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member]
Joint arrangements and associates
Company name	Ravenna Servizi Industriali ScpA
Registered office	Ravenna
Country of operation	Italy
Share capital										5,597,400
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Third parties
Joint arrangements and associates
% Ownership	25.65%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Ecofuel SpA [Member]
Joint arrangements and associates
% Ownership	1.85%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	42.13%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | EniPower SpA [Member]
Joint arrangements and associates
% Ownership	30.37%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member]
Joint arrangements and associates
Company name	Servizi Porto Marghera Scarl
Registered office	Porto Marghera (VE)
Country of operation	Italy
Share capital										€ 8,695,718
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Third parties
Joint arrangements and associates
% Ownership	13.17%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	48.44%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	38.39%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member]
Joint arrangements and associates
Company name	Lotte Versalis Elastomers Co Ltd(†)
Registered office	Yeosu (South Korea)
Country of operation	South Korea
Share capital | ₩	₩ 401,800,000,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	50.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member]
Joint arrangements and associates
Company name	Versalis Zeal Ltd(†)
Registered office	Takoradi (Ghana)
Country of operation	Ghana
Share capital | GH₵		GH₵ 5,650,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Third parties
Joint arrangements and associates
% Ownership	20.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Versalis Intern. SA [Member]
Joint arrangements and associates
% Ownership	80.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member]
Joint arrangements and associates
Company name	VPM Oilfield Specialty Chemicals Llc (†)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | د.إ			د.إ 1,000,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Chemicals | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Versalis SpA [Member]
Joint arrangements and associates
% Ownership	49.00%